March 16, 2000

                        DREYFUS LIFETIME PORTFOLIOS, INC.

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 1, 2000


     THE FOLLOWING INFORMATION REPLACES ALL CONTRARY INFORMATION CONTAINED IN THE SECTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "DESCRIPTION OF THE FUND", "MANAGEMENT OF THE FUND" AND "MANAGEMENT ARRANGEMENTS":

     Effective March 16, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION CONTAINED IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED "MANAGEMENT OF THE FUND - OFFICERS OF THE FUND":

Stephen E. Canter, President. President, Chief Operating Officer, and Chief
     Investment Officer of the Manager, and an officer of other investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary and General Counsel to the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Michael A. Rosenberg, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman, Assistant Secretary. Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Robert R. Mullery, Assistant Secretary. Assistant General Counsel of the
     Manager, and an officer of other investment companies advised and administered by the Manager. He is 48 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.